Employee Benefit Plans	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans
Employee Benefit Plans

Employees of Phillips 66 who directly or indirectly support our operations participate in the pension, postretirement health insurance, and defined contribution benefit plans sponsored by Phillips 66, which includes other subsidiaries of Phillips 66. Costs associated with benefit plans include the cost allocated to us from Phillips 66's transportation organization and Phillips 66's employees who are fully dedicated to supporting our business. Prior to the completion of the Offering, our share of these costs was primarily the cost allocated to our Predecessors from Phillips 66's transportation organization. Subsequent to the completion of the Offering and prior to the Gold Line/Medford Acquisition, our share of these costs consisted of the cost allocated to the Acquired Assets from Phillips 66's transportation organization and the cost of Phillips 66's employees who are fully dedicated to supporting our business. Our share of pension and postretirement costs was $2.0 million, $2.5 million and $2.5 million for the years ended December 31, 2013, 2012 and 2011, respectively. Our share of defined contribution benefit plan costs was $0.9 million, $2.0 million and $0.6 million for the years ended December 31, 2013, 2012 and 2011, respectively.

These costs are included in either "General and administrative expenses" or "Operating and maintenance expenses" on our consolidated statement of income, depending on the nature of the employee's role in our operations.